Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 914,816	€ 1,035,383	€ 754,169
Property and equipment, net	162,001	114,471
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	194,416	255,501	199,423
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	95,893	108,080	86,745
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	73,143	85,308	76,599
Property and equipment, net	159,071	112,707
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,737	50,623	30,820
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,059	36,757	37,715
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	469,568	499,114	€ 322,867
Property and equipment, net	€ 2,930	€ 1,764